7. Other income and expenses	12 Months Ended
Dec. 31, 2020
Other Income And Expenses
Other income and expenses
7.1.	Other operating income

	2020	2019	2018
	ARS 000	ARS 000	ARS 000

Interest earned from customers	3,107,561(1)	8,760,658(1)	3,399,669(1)
Foreign exchange difference, net	10,952,248(2)	16,217,459(2)	23,882,362(2)
Recovery of insurance	-	-	380,060
Others	38,686	8,043	30,286
	14,098,495	24,986,160	27,692,377

(1)	Includes 603, 32,246 and 72,029 related to receivables under FONINVEMEM I and II Agreements for the years ended December 31, 2020, 2019 and 2018, respectively. It also includes 1,609,116, 3,302,470 and 1,901,351 related to CVO receivables for the years ended December 31, 2020, 2019 and 2018, respectively.

(2)	Includes 20,328, 613,376 and 1,134,525 related to receivables under FONINVEMEM I and II Agreements for the years ended December 31, 2020, 2019 and 2018, respectively. It also includes 10,186,305, 14,669,903 and 17,330,579 related to CVO receivables for the years ended December 31, 2020, 2019 and 2018.

7.2.	Other operating expenses

	2020	2019	2018
	ARS 000	ARS 000	ARS 000

Net charge related to the provision for lawsuits and claims	(8,373)	(7,191)	(186,457)
Impairment of material and spare parts	(42,935)	(42,977)	(79,363)
Net charge related to the allowance for doubtful accounts	(2,458)	(13,161)	-
Charge related to discount tax credits	(30,194)	(304,798)	-
Interests	(373,124)	-	-
Others	-	(479)	(12,470)
	(457,084)	(368,606)	(278,290)

7.3.	Finance income

	2020	2019	2018
	ARS 000	ARS 000	ARS 000

Interest earned	128,688	40,138	108,278
Net income on financial assets at fair value through profit or loss (1)	5,031,107	4,861,886	3,857,913
Net income on disposal of financial assets at fair value through other comprehensive income (1)	-	-	809,180
	5,159,795	4,902,024	4,775,371

(1)	Net of 24,325, 130,743 and 75,591 corresponding to turnover tax for the years ended December 31, 2020, 2019 and 2018, respectively.

7.4.	Finance expenses

	2020	2019	2018
	ARS 000	ARS 000	ARS 000

Interest on loans and borrowings from CAMMESA	(3,643,087)	(4,371,775)	(3,096,609)
Foreign exchange differences	(17,318,661)	(16,376,119)	(9,976,689)
Bank commissions for loans and others	(519,079)	(218,007)	(122,533)
Others	(816,310)	(714,307)	-
	(22,297,137)	(21,680,208)	(13,195,831)